Deferred Costs (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Movement of Deferred Costs

The movements of deferred costs for the years ended December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Beginning balances (current and non-current)	121,725	83,047
Additions	22,813	14,267
Amortizations	(59,957)	(32,360)
Impairments	(1,534)	(4,158)
Ending balances (current and non-current)	83,047	60,796
Deferred costs, current	14,274	4,139
Deferred costs, non-current	68,773	56,657